                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


         /s/ Peter Nussbaum           Stamford, Connecticut    November 16, 2009
-----------------------------------   ---------------------    -----------------
             [Signature]                  [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         23*

Form 13F Information Table Value Total:    $93,925
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------------ -------------- -------- -------------------
                                                                                                            VOTING AUTHORITY
          NAME OF            TITLE OF             VALUE        SH      SH / PUT /   INVESTMENT     OTHER  -------------------
          ISSUER               CLASS    CUSIP   (X$1000) OR PRN AMOUNT PRN  CALL    DISCRETION   MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ------------- ---- ----- -------------- -------- ---- --------- ----
BARRICK GOLD CORP            Common   067901108   19,526       515,200  SH        Shared-Defined        1        515,200
CEMEX SAB DE CV              Common   151290889      517        40,000  SH        Shared-Defined        1         40,000
COMPANHIA SIDERURGICA NACION Common   20440W105    3,733       122,000  SH        Shared-Defined        1        122,000
COMPANHIA SIDERURGICA NACION Option   20440W905    3,060       100,000       Call Shared-Defined        1        100,000
CONOCOPHILLIPS               Common   20825C104      483        10,700  SH        Shared-Defined        1         10,700
EMPRESAS ICA S A DE CV       Common   292448206    2,773       293,700  SH        Shared-Defined        1        293,700
FEDEX CORP                   Common   31428X106    1,805        24,000  SH        Shared-Defined        1         24,000
FREEPORT-MCMORAN COPPER & GO Common   35671D857   14,479       211,037  SH        Shared-Defined        1        211,037
GERDAU AMERISTEEL CORP       Common   37373P105      322        40,700  SH        Shared-Defined        1         40,700
JANUS CAP GROUP INC          Common   47102X105    3,315       233,799  SH        Shared-Defined        1        233,799
NET SERVICOS DE COMUNICACAO  Common   64109T201    1,990       172,719  SH        Shared-Defined        1        172,719
PRIDE INTL INC DEL           Common   74153Q102    1,105        36,300  SH        Shared-Defined        1         36,300
RIO TINTO PLC                Common   767204100    3,891        22,850  SH        Shared-Defined        1         22,850
STEEL DYNAMICS INC           Common   858119100      935        60,956  SH        Shared-Defined        1         60,956
TAM SA                       Common   87484D103    2,145       166,157  SH        Shared-Defined        1        166,157
TERNIUM SA                   Common   880890108    9,086       341,591  SH        Shared-Defined        1        341,591
THOMPSON CREEK METALS CO INC Common   884768102    1,740       144,144  SH        Shared-Defined        1        144,144
UNITED PARCEL SERVICE INC    Common   911312106      706        12,500  SH        Shared-Defined        1         12,500
UNITED STATES STL CORP NEW   Common   912909108    4,974       112,100  SH        Shared-Defined        1        112,100
VALE S A                     Common   91912E105    6,245       270,000  SH        Shared-Defined        1        270,000
VALE S A                     Option   91912E955    2,313       100,000       Put  Shared-Defined        1        100,000
WEYERHAEUSER CO              Common   962166104    2,719        74,200  SH        Shared-Defined        1         74,200
WYETH                        Common   983024100    6,063       124,800  SH        Shared-Defined        1        124,800